Property, plant and equipment	6 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

14         Property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2022
Cost	281,377	39,562	75,394	396,333
Accumulated depreciation	(63,261)	(34,293)	(56,118)	(153,672)
Net book amount	218,116	5,269	19,276	242,661
Six months ended 31 December 2022
Opening net book amount	218,116	5,269	19,276	242,661
Additions	1,884	1,167	3,649	6,700
Depreciation charge	(1,703)	(1,330)	(2,894)	(5,927)
Closing net book amount	218,297	5,106	20,031	243,434
At 31 December 2022
Cost	283,261	40,729	79,043	403,033
Accumulated depreciation	(64,964)	(35,623)	(59,012)	(159,599)
Net book amount	218,297	5,106	20,031	243,434

At 1 July 2021
Cost	278,987	38,309	73,528	390,824
Accumulated depreciation	(59,867)	(32,964)	(50,934)	(143,765)
Net book amount	219,120	5,345	22,594	247,059
Six months ended 31 December 2021
Opening net book amount	219,120	5,345	22,594	247,059
Additions	2,142	989	1,914	5,045
Transfers	—	232	(232)	—
Depreciation charge	(1,695)	(1,587)	(2,977)	(6,259)
Closing net book amount	219,567	4,979	21,299	245,845
At 31 December 2021
Cost	281,129	39,559	75,181	395,869
Accumulated depreciation	(61,562)	(34,580)	(53,882)	(150,024)
Net book amount	219,567	4,979	21,299	245,845